ORGANIZATION AND BUSINESS DESCRIPTION (Details) - USD ($)	Dec. 19, 2024	Sep. 30, 2025	Mar. 31, 2025	Nov. 29, 2022	Jul. 16, 2015
ORGANIZATION AND BUSINESS DESCRIPTION
Company ownership percentage		100.00%
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock	$ 5,750,000
Net proceeds from completion of the initial public offering	$ 5,000,000
Deferred tax assets		$ 235,086	$ 140,377
Consolidated Entity, Excluding VIE
ORGANIZATION AND BUSINESS DESCRIPTION
Deferred tax assets		$ 94,932	$ 31,579
Class A Ordinary Shares
ORGANIZATION AND BUSINESS DESCRIPTION
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Initial public offering | Class A Ordinary Shares
ORGANIZATION AND BUSINESS DESCRIPTION
Ordinary shares issued in the initial public offering (in shares)	1,250,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Public offering price (in dollars per share)	$ 4
Over allotment option | Class A Ordinary Shares
ORGANIZATION AND BUSINESS DESCRIPTION
Ordinary shares issued in the initial public offering (in shares)	187,500
Public offering price (in dollars per share)	$ 4
YSX HK
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of ownership		100.00%		100.00%
WFOE
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of ownership		100.00%
Xinjiang YSX | Chuangzhan
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of ownership					100.00%
Xinjiang YSX | Anjielun
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of ownership					100.00%
Xinjiang YSX | YSX Network
ORGANIZATION AND BUSINESS DESCRIPTION
Percentage of ownership					100.00%